Cover	Jul. 08, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-8841
Entity Registrant Name	NEXTERA ENERGY, INC.
Entity Central Index Key	0000753308
Entity Tax Identification Number	59-2449419
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, City or Town	Juno Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	694-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	NEE
Security Exchange Name	NYSE
7.299% Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	7.299% Corporate Units
Trading Symbol	NEE.PRS
Security Exchange Name	NYSE
7.234% Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	7.234% Corporate Units
Trading Symbol	NEE.PRT
Security Exchange Name	NYSE
7.375% Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Corporate Units
Trading Symbol	NEE.PRV
Security Exchange Name	NYSE